Provisions for legal proceedings and contingent liabilities (Details Narrative) - BRL (R$)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
ProvisionsForLegalProceedingsLineItems [Line Items]
Labor claims for health and security cases		R$ 529
Other provisions	R$ 202,737,000	197,707,000
Amount of these claims	179,370	42,433
Amount under discussion	1,334,000	1,266,000
Amount of provision for possibility of outflow of resources	19,000	16,900,000
Amount evaluated as possible loss	238,000
Possible amount chance to loss	R$ 257,000	206,000
I r and c s l member
ProvisionsForLegalProceedingsLineItems [Line Items]
Percentage amount of the tax deficiency notice	150.00%
Adjusted amount of uncertain tax treatment	R$ 1,100,000,000	1,000,000,000
Claims with possible chance of loss	430,000	352,000
Tax contingent liability [member] | Social security contributions member
ProvisionsForLegalProceedingsLineItems [Line Items]
Other administrative proceedings	173,000	182,000
Tax contingent liability [member] | I r and c s l charges with goodwill amortization member
ProvisionsForLegalProceedingsLineItems [Line Items]
Claims with possible chance of loss	271,000	279,000
Tax contingent liability [member] | I r p j and c s l l foreign earned income member
ProvisionsForLegalProceedingsLineItems [Line Items]
Adjusted amount of uncertain tax treatment	8,800,000,000	3,700,000,000
Civil claims resale of solvents member
ProvisionsForLegalProceedingsLineItems [Line Items]
Claims with possible chance of loss	265,000	223,000
Environmental member
ProvisionsForLegalProceedingsLineItems [Line Items]
Payment for indemnifiction	325,000	277,000
Social security member
ProvisionsForLegalProceedingsLineItems [Line Items]
Estimated disbursement amount	332,000	327,000
Tax claims i c m s member
ProvisionsForLegalProceedingsLineItems [Line Items]
Undue use amount	R$ 58,164
Percentage fine for tax offense	100.00%
Amounts indicated in tax	R$ 480,389
Adjusted value of cases	587,000,000	569,000,000
Tax claims i c m s member | P i s and c o f i n s taxes member
ProvisionsForLegalProceedingsLineItems [Line Items]
Updated value of this proceeding amounted	910,000,000	892,000,000
Tax claims i c m s member | Tax contingent liability [member]
ProvisionsForLegalProceedingsLineItems [Line Items]
Provisions for fine for tax offense	313,380,000	305,747,000
Claims with possible chance of loss	756,000	883,000
P i s and c o f i n s sundry member
ProvisionsForLegalProceedingsLineItems [Line Items]
Labor claims for health and security cases	131,000,000	130,000,000
I r r f i r and c s l commission expenses member | Tax contingent liability [member]
ProvisionsForLegalProceedingsLineItems [Line Items]
Claims with possible chance of loss	142,000	139,000
Isolated fine failure to ratify d c o m p s member | Tax contingent liability [member]
ProvisionsForLegalProceedingsLineItems [Line Items]
Claims with possible chance of loss	310,000	345,000
P i s and c o f i n s d cide fuels tax offset member | Tax contingent liability [member]
ProvisionsForLegalProceedingsLineItems [Line Items]
Adjusted value of cases	118,000	116,000
I r p j c s l l negative balance offset member | Tax contingent liability [member]
ProvisionsForLegalProceedingsLineItems [Line Items]
Claims with possible chance of loss	R$ 187,000	R$ 182,000